Consolidated Statements Of Operations (USD $) In Millions	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2011		Jun. 30, 2010		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenues:
Merchant related services	$ 939.5	[1]	$ 883.8	[1]	$ 1,772.5	[1]	$ 1,676.2	[1]	$ 3,521.3	[2]	$ 3,047.0	[2]	$ 2,786.9	[2]
Check services	84.5		97.8		168.5		188.3		378.8		364.1		386.4
Card services	439.2	[1]	431.1	[1]	868.8	[1]	864.3	[1]	1,735.8		1,841.6		2,035.7
Other services	130.2		144.6		266.6		276.7		545.6		536.2		576.3
Product sales and other	217.4	[1]	207.5	[1]	414.3	[1]	402.3	[1]	809.3	[2]	796.7	[2]	925.3	[2]
Reimbursable debit network fees, postage and other	939.0		849.9		1,803.3		1,609.0		3,389.6		2,728.2		2,100.7
Revenues	2,749.8		2,614.7		5,294.0		5,016.8		10,380.4		9,313.8		8,811.3
Expenses:
Cost of services (exclusive of items shown below)	719.5		752.8		1,436.0		1,508.3		3,023.3		2,945.1		2,870.6
Cost of products sold	92.5		99.7		183.3		175.0		375.2		305.5		316.8
Selling, general and administrative	438.6		395.9		850.3		774.6		1,579.7		1,438.2		1,374.8
Reimbursable debit network fees, postage and other	939.0		849.9		1,803.3		1,609.0		3,389.6		2,728.2		2,100.7
Depreciation and amortization	329.8		347.4		671.6		698.7		1,414.4		1,452.3		1,369.7
Other operating expenses:
Restructuring, net	18.4		23.9		31.0		36.4		72.0		92.8		12.0
Impairments									11.5		185.1		3,243.6
Litigation and regulatory settlements			(1.7)				(2.0)		(2.0)		11.8
Expenses	2,537.8		2,467.9		4,975.5		4,800.0		9,863.7		9,159.0		11,288.2
Operating profit (loss)	212.0		146.8		318.5		216.8		516.7		154.8		(2,476.9)
Interest income	1.9		1.4		3.8		3.4		7.8		11.7		26.0
Interest expense	(462.3)		(450.9)		(904.6)		(899.8)		(1,796.6)		(1,796.4)		(1,964.9)
Other income (expense)	(1.4)		24.8		(27.7)		33.0		(15.9)		(61.3)		(14.4)
Non-operating income (expense)	(461.8)		(424.7)		(928.5)		(863.4)		(1,804.7)		(1,846.0)		(1,953.3)
Loss before income taxes and equity earnings in affiliates	(249.8)		(277.9)		(610.0)		(646.6)		(1,288.0)		(1,691.2)		(4,430.2)
Income tax benefit	(88.1)		(122.4)		(236.1)		(260.5)		(323.8)		(578.8)		(699.2)
Equity earnings in affiliates	33.5		33.3		61.2		55.5		117.3		97.8		123.0
Net loss	(128.2)		(122.2)		(312.7)		(330.6)		(846.9)		(1,014.6)		(3,608.0)
Less: Net income attributable to noncontrolling interests	47.6		49.0		80.2		80.7		174.9		71.8		156.3
Net loss attributable to First Data Corporation	$ (175.8)		$ (171.2)		$ (392.9)		$ (411.3)		$ (1,021.8)		$ (1,086.4)		$ (3,764.3)

[1]	Includes processing fees, administrative service fees and other fees charged to merchant alliances accounted for under the equity method of $36.5 million and $72.2 million for the three and six months ended June 30, 2011, respectively, and $34.6 million and $64.7 million for the comparable periods in 2010.
[2]	Includes processing fees, administrative service fees and other fees charged to merchant alliances accounted for under the equity method of $134.6 million, $107.7 million and $220.8 million for the years ended December 31, 2010, 2009 and 2008, respectively.